As filed with the Securities and Exchange Commission on September 5, 2014

Securities Act Registration No. 033-35156

Investment Company Act Registration No. 811-06113

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[x]
Pre-Effective Amendment No.	[ ]
Post-Effective Amendment No. 37	[x]
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[x]
Amendment No. 38	[x]

(Check appropriate box or boxes.)

The Caldwell & Orkin Funds, Inc.

(Exact Name of Registrant as Specified in Charter)

5185 Peachtree Parkway

Suite 370

Norcross, GA 30092-6541

(Address of Principal Executive Offices)(Zip Code)

Registrant’s Telephone Number, including Area Code: (678) 533-7850

Michael B. Orkin

5185 Peachtree Parkway

Suite 370

Norcross, GA 30092-6541

(Name and Address of Agent for Service)

With copy to:

Reinaldo Pascual, Esq.

Paul Hastings LLP

1170 Peachtree Street, N.E., Suite 100

Atlanta, GA 30309

Approximate date of proposed public offering: As soon as practicable after the effective date of the Registration Statement.

[X]	immediately upon filing pursuant to paragraph (b)
[ ]	on (date) pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on (date) pursuant to paragraph (a)(1)
[ ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[ ]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) of the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Norcross, and State of Georgia, on the 5th day of September, 2014.

THE CALDWELL & ORKIN FUNDS, INC.
(Registrant)

By:	/s/ Michael B. Orkin
Michael B. Orkin
President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

/s/ Michael B. Orkin	Director and President	September 5, 2014
Michael B. Orkin

/s/ David R. Bockel	Treasurer	September 5, 2014
David R. Bockel

/s/ Frederick T. Blumer*	Director and Chairman	September 5, 2014
Frederick T. Blumer

/s/ David L. Eager*	Director	September 5, 2014
David L. Eager

/s/ James L. Underwood*	Director	September 5, 2014
James L. Underwood

By: /s/ Michael B. Orkin	*Attorney-in-Fact	September 5, 2014
Michael B. Orkin

*	Executed by Michael B. Orkin as Attorney-in-Fact

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase